Business Acquisitions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2019
Business Acquisitions (Details) [Line Items]
Share consideration value			¥ 2,310,382
Other acquisitions, description		The total consideration of these business acquisitions was RMB22,647, of which RMB4,510 was cash consideration and RMB18,137 was previously held equity interest. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB3,608, RMB562, RMB21,751 and RMB19,597, respectively.
Xiamen Aiaite [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage	100.00%
Share consideration value	¥ 107,883
Business Combination [Member]
Business Acquisitions (Details) [Line Items]
Total cash consideration		¥ 3,850
Cash and cash equivalents		86
Intangible assets		10,699
Goodwill		14,051
Acquired noncontrolling interests		¥ 22,400